BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2025
BUSINESS DESCRIPTION [Abstract]
Organizational Structure, Shareholders and Related Parties	The following table shows the organizational structure, shareholders and related parties of tgs as of December 31, 2025: 46.17%, 20.84%,, 99.98%, 0.02%, 49%, 25.5%, 20.4%, 5.10%